VIA EDGAR

September 26, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Touchstone Strategic Trust File Nos. 002-80859 and 811-03651

Ladies and Gentlemen:

On behalf of Touchstone Strategic Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated September 10, 2012 (Accession No. 0001104659-12-062571), for the Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund (the “Funds”). The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Funds.

If you have any questions about this matter please contact the undersigned at 513-362-8144.

Very truly yours,

TOUCHSTONE STRATEGIC TRUST

/s/Jill McGruder

President